COMMITMENTS AND CONTINGENCIES (Details) - USD ($)			1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 04, 2016	Feb. 04, 2015	Feb. 28, 2014	Aug. 31, 2013	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Jan. 05, 2016
Loss Contingencies [Line Items]
Consulting fees					$ 2,991	$ 49,504	$ 210,896	$ 208,720
Accrued compensation - related parties					355,000		500,000	228,975
Proceeds from notes payable						92,000		583,000
Payments for purchase of mining equipment			$ 100,000
Accrued interest					68,639		61,694	50,138
Amortization of deferred financing cost								17,111
Logistica Note [Member]
Loss Contingencies [Line Items]
Interest rate on note			4.50%
Shares issued in debt conversion			2,500,000
Payments for purchase of mining equipment			$ 400,000
Amount of note payable			$ 400,000
Outstanding balance of note at end of period					400,000		400,000
Accrued interest					51,140		46,603
Future issuance of restricted shares under the new agreement									10,000,000
Elimination of accrued liability to Logistica for prior services rendered									$ 100,000
Amortization of deferred financing cost								$ 158,559
Unsecured Promissory Notes [Member]
Loss Contingencies [Line Items]
Proceeds from notes payable	$ 30,000	$ 63,000
Interest rate on note	10.00%	18.00%
Shares issued in debt conversion		400,000						400,000
Maturity date	Feb. 04, 2017	Feb. 04, 2016
Outstanding balance of note at end of period					68,940
Accrued interest	$ 5,940				13,828
Unsecured Promissory Notes [Member] | Restricted Stock [Member]
Loss Contingencies [Line Items]
Shares issued in debt conversion	150,000	200,000
Unsecured Promissory Notes [Member] | MRI [Member]
Loss Contingencies [Line Items]
Proceeds from notes payable		$ 30,000
Interest rate on note	18.00%	18.00%
Maturity date		Feb. 04, 2016
Unsecured Promissory Notes [Member] | MRI [Member] | Restricted Stock [Member]
Loss Contingencies [Line Items]
Shares issued in debt conversion		200,000
Management Resources Initiatives Inc. [Member]
Loss Contingencies [Line Items]
Consulting fees				$ 15,000
Accrued compensation - related parties					315,000		315,000	$ 315,000
MRI [Member]
Loss Contingencies [Line Items]
Consulting fees					45,000	$ 45,000
Accrued compensation - related parties					135,000		$ 315,000	$ 135,000
Chief Financial Officer [Member]
Loss Contingencies [Line Items]
Accrued compensation - related parties					$ 40,000